Note 14 - Income Tax - Temporary Differences for Deferred Income Tax Assets (Details) - CAD ($) $ in Thousands	Nov. 30, 2022	Nov. 30, 2021
Statement Line Items [Line Items]
Temporary differences for which deferred income tax assets are not recognized	$ 2,209	$ 2,143
Unused tax losses [member]
Statement Line Items [Line Items]
Temporary differences for which deferred income tax assets are not recognized	1,322	1,397
Temporary differences, mineral properties [member]
Statement Line Items [Line Items]
Temporary differences for which deferred income tax assets are not recognized	887	744
Temporary differences, fixed assets [member]
Statement Line Items [Line Items]
Temporary differences for which deferred income tax assets are not recognized	$ 0	$ 2